Cash and cash equivalents and cash flow supporting notes (Details 2) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning	£ 4,624	£ 709	£ 1,319	£ 1,819
Cash Flows		(188)	(178)	(215)
Foreign Exchange				(4)
New leases				720
Effect of modification to lease term - IFRS 16				(24)
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019
Transfer to share premium on exercise of warrants	(3,618)			(70)
Warrants issued	1,368	4,562
Gain/(loss) in finance income within the consolidated statement of comprehensive income		(487)	(468)	(936)
Interest accruing in period		28	36	29
Ending		4,624	709	1,319
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Beginning	295	463	620	60
Cash Flows
Foreign Exchange
New leases				715
Effect of modification to lease term - IFRS 16
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019		(168)	(178)	(178)
Transfer to share premium on exercise of warrants
Gain/(loss) in finance income within the consolidated statement of comprehensive income
Interest accruing in period			21	23
Ending		295	463	620
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Beginning	£ 4,329	246	699	1,759
Cash Flows		(188)	(178)	(215)
Foreign Exchange				(4)
New leases				5
Effect of modification to lease term - IFRS 16				(24)
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019		168	178	178
Transfer to share premium on exercise of warrants				(70)
Warrants issued		4,562
Gain/(loss) in finance income within the consolidated statement of comprehensive income		(487)	(468)	(936)
Interest accruing in period		28	15	6
Ending		£ 4,329	£ 246	£ 699